FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 7: FAIR VALUE MEASUREMENTS

In accordance with ASC 820, Fair Value Measurement (“ASC 820”) the Company measures its money market funds, bank deposits, and foreign currency derivative contracts at fair value. The fair value of money market funds was determined using quoted prices in active markets, which are considered to be Level 1 inputs under the fair value measurements and disclosure guidance. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. The Company’s financial assets (liabilities) measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	As of December 31,
	2023			2022
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Bank deposits	$—	$—	$—	$625,000	$—	$625,000
Money market funds	1,024,658	—	1,024,658	80,888	—	80,888
Foreign currency
derivative contracts:
Foreign exchange contracts	—	9,806	9,806	—	(3,208)	(3,208)
Total	$1,024,658	$9,806	$1,034,464	$705,888	$(3,208)	$702,680